SCHEDULE OF DEFERRED TAXES ASSET (LIABILITY) (Details) - FUTURETECH II ACQUISITION CORP [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset
Start-up costs	$ 313,922	$ 162,267
Total deferred tax asset	313,922	162,267
Valuation Allowance	(313,922)	(162,267)
Deferred tax asset, net of allowance